Expense Example	Apr. 24, 2026 USD ($)
T. Rowe Price High Income Municipal ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
T. Rowe Price Long Municipal Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
T. Rowe Price Short Municipal Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230